Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	UCLOUDLINK GROUP INC.
Entity Central Index Key	0001775898
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-39302
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 2119, 21/F, One Pacific Centre
Entity Address, Address Line Two	414 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	160,055,640
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	122,072,980
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing ten Class A ordinary shares, par value US$0.00005 per share)
Trading Symbol	UCL
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Room 2119, 21/F, One Pacific Centre
Entity Address, Address Line Two	414 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Yimeng Shi
City Area Code	+852
Local Phone Number	2180-6111
Contact Personnel Email Address	ir@ucloudlink.com